Taxes (Details Textual) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Taxes (Textual)
U.S. federal income tax rate	34.00%	34.00%	34.00%	34.00%
PRC Enterprise Income Tax	25.00%	25.00%	25.00%	25.00%
Provision for income taxes in U.S.
Description of tax exemption date			HDS has been named as a leading enterprise in the agricultural industry and awarded with a tax exemption through December 31, 2058
Income before income tax expense	1,375,241	942,321	4,160,396	4,851,524
Operating loss carry forwards expires	Dec. 31, 2033		Dec. 31, 2032
Net operating loss carry forwards	3,293,117		3,258,426	2,997,760
Valuation allowance, percentage	100.00%		100.00%	100.00%
Net deferred tax assets
Valuation allowance	1,119,660		1,107,865	1,019,238
Net change in valuation allowance	11,795	48,266	88,626	897,843
Cumulative undistributed earnings of foreign subsidiary and VIE	$ 21,400,000		$ 20,100,000	$ 16,400,000
Value added tax for agricultural products	13.00%		13.00%
Value added tax for handicrafts	17.00%		17.00%
Description of value added tax exemption date	Up to December 31, 2016		Up to December 31, 2016